Horizon Core Equity ETF
Schedule of Investments
August 31, 2025 (Unaudited)

	COMMON STOCKS - 99.7%	Shares	Value
Aerospace & Defense - 2.9%
	Axon Enterprise, Inc. (a)(b)	153	$114,335
	General Dynamics Corp. (b)	708	229,796
	General Electric Co. (b)	1,062	292,262
	Howmet Aerospace, Inc. (b)	826	143,807
	L3Harris Technologies, Inc. (b)	590	163,796
	Lockheed Martin Corp. (b)	472	215,057
	Northrop Grumman Corp. (b)	354	208,874
	RTX Corp. (b)	2,006	318,152
	TransDigm Group, Inc. (b)	118	165,068
			1,851,147

Air Freight & Logistics - 0.2%
	FedEx Corp. (b)	533	123,160

Automobiles - 1.1%
	Tesla, Inc. (a)(b)	2,124	709,140

Banks - 3.3%
	Bank of America Corp. (b)	8,616	437,176
	Citigroup, Inc. (b)	2,360	227,905
	JPMorgan Chase & Co. (b)	3,224	971,778
	PNC Financial Services Group, Inc. (b)	590	122,390
	US Bancorp (b)	2,124	103,715
	Wells Fargo & Co. (b)	2,950	242,431
			2,105,395

Beverages - 1.3%
	Coca-Cola Co. (b)	6,372	439,604
	Monster Beverage Corp. (a)(b)	2,714	169,381
	PepsiCo, Inc. (b)	1,534	228,029
			837,014

Biotechnology - 1.4%
	AbbVie, Inc. (b)	1,416	297,927
	Amgen, Inc. (b)	590	169,749
	Gilead Sciences, Inc. (b)	2,596	293,270
	Regeneron Pharmaceuticals, Inc. (b)	236	137,045
			897,991

Broadline Retail - 2.7%
	Amazon.com, Inc. (a)(b)	7,554	1,729,866

Building Products - 0.6%
	Johnson Controls International PLC (b)	1,652	176,582
	Trane Technologies PLC (b)	498	206,969
			383,551

Capital Markets - 3.1%
	Bank of New York Mellon Corp. (b)	1,062	112,147
	Blackrock, Inc. (b)	171	192,741
	Charles Schwab Corp. (b)	3,422	327,965
	CME Group, Inc. (b)	708	188,689
	Goldman Sachs Group, Inc. (b)	293	218,358
	Intercontinental Exchange, Inc. (b)	944	166,710
	Moody's Corp. (b)	236	120,303
	Morgan Stanley (b)	1,298	195,323
	Nasdaq, Inc. (b)	1,298	122,973
	S&P Global, Inc. (b)	590	323,580
			1,968,789

Chemicals - 1.0%
	Corteva, Inc. (b)	2,006	148,825
	Ecolab, Inc. (b)	708	196,144
	Linde PLC (b)	530	253,494
			598,463

Commercial Services & Supplies - 1.0%
	Cintas Corp. (b)	944	198,269
	Republic Services, Inc. (b)	826	193,259
	Waste Management, Inc. (b)	944	213,712
			605,240

Communications Equipment - 1.7%
	Arista Networks, Inc. (a)(b)	2,360	322,258
	Cisco Systems, Inc. (b)	8,026	554,516
	Motorola Solutions, Inc. (b)	354	167,251
			1,044,025

Consumer Finance - 0.7%
	American Express Co. (b)	826	273,637
	Capital One Financial Corp. (b)	826	187,684
			461,321

Consumer Staples Distribution & Retail - 2.8%
	Costco Wholesale Corp. (b)	708	667,870
	Kroger Co. (b)	1,652	112,072
	Walmart, Inc. (b)	10,268	995,791
			1,775,733

Diversified Telecommunication Services - 0.3%
	AT&T, Inc. (b)	3,776	110,599
	Verizon Communications, Inc. (b)	1,416	62,630
			173,229

Electric Utilities - 1.2%
	Constellation Energy Corp. (b)	472	145,366
	Duke Energy Corp. (b)	1,888	231,261
	Exelon Corp. (b)	3,776	164,936
	Southern Co. (b)	2,006	185,154
			726,717

Electrical Equipment - 0.9%
	AMETEK, Inc. (b)	708	130,838
	Eaton Corp. PLC (b)	411	143,497
	GE Vernova, Inc. (b)	472	289,322
			563,657

Electronic Equipment, Instruments & Components - 0.5%
	Amphenol Corp. - Class A (b)	2,832	308,291

Entertainment - 1.1%
	Netflix, Inc. (a)(b)	472	570,294
	Walt Disney Co. (b)	944	111,751
			682,045

Financial Services - 5.3%
	Berkshire Hathaway, Inc. - Class B (a)(b)	3,658	1,839,901
	Fiserv, Inc. (a)(b)	826	114,137
	Mastercard, Inc. - Class A (b)	1,534	913,175
	Visa, Inc. - Class A (b)	1,298	456,610
			3,323,823

Ground Transportation - 1.5%
	CSX Corp. (b)	5,192	168,792
	Norfolk Southern Corp. (b)	529	148,109
	Uber Technologies, Inc. (a)(b)	4,130	387,187
	Union Pacific Corp. (b)	1,180	263,813
			967,901

Health Care Equipment & Supplies - 2.3%
	Abbott Laboratories (b)	2,950	391,347
	Becton Dickinson & Co. (b)	472	91,087
	Boston Scientific Corp. (a)(b)	2,596	273,878
	Edwards Lifesciences Corp. (a)(b)	1,180	95,981
	Intuitive Surgical, Inc. (a)(b)	513	242,800
	Medtronic PLC (b)	2,596	240,935
	Stryker Corp. (b)	354	138,559
			1,474,587

Health Care Providers & Services - 2.2%
	Cardinal Health, Inc. (b)	590	87,780
	Cencora, Inc. (b)	410	119,560
	Cigna Group (b)	590	177,514
	CVS Health Corp. (b)	2,242	164,002
	Elevance Health, Inc. (b)	354	112,802
	HCA Healthcare, Inc. (b)	414	167,240
	McKesson Corp. (b)	236	162,047
	UnitedHealth Group, Inc. (b)	1,298	402,211
			1,393,156

Hotels, Restaurants & Leisure - 3.3%
	Booking Holdings, Inc. (b)	118	660,688
	Chipotle Mexican Grill, Inc. (a)(b)	5,310	223,763
	DoorDash, Inc. - Class A (a)(b)	1,652	405,153
	McDonald's Corp. (b)	1,298	406,975
	Royal Caribbean Cruises Ltd. (b)	1,062	385,740
			2,082,319

Household Products - 0.8%
	Procter & Gamble Co. (b)	3,186	500,329

Independent Power and Renewable Electricity Producers - 0.3%
	Vistra Corp. (b)	944	178,520

Industrial Conglomerates - 0.3%
	Honeywell International, Inc. (b)	944	207,208

Insurance - 2.0%
	Allstate Corp. (b)	590	120,036
	Aon PLC - Class A (b)	274	100,558
	Arch Capital Group Ltd. (b)	944	86,404
	Chubb Ltd. (b)	765	210,429
	Hartford Insurance Group, Inc. (b)	708	93,675
	Marsh & McLennan Cos., Inc. (b)	590	121,428
	MetLife, Inc. (b)	1,180	96,005
	Progressive Corp. (b)	1,180	291,531
	Travelers Cos., Inc. (b)	520	141,185
			1,261,251

Interactive Media & Services - 9.8%
	Alphabet, Inc. - Class A (b)	15,421	3,283,285
	Meta Platforms, Inc. - Class A (b)	3,966	2,929,684
			6,212,969

IT Services - 0.7%
	Accenture PLC - Class A (b)	867	225,394
	International Business Machines Corp. (b)	826	201,123
			426,517

Life Sciences Tools & Services - 0.6%
	Danaher Corp. (b)	708	145,720
	Thermo Fisher Scientific, Inc. (b)	472	232,564
			378,284

Machinery - 0.8%
	Caterpillar, Inc. (b)	532	222,929
	Deere & Co. (b)	236	112,959
	Parker-Hannifin Corp. (b)	236	179,207
			515,095

Media - 0.1%
	Charter Communications, Inc. - Class A (a)(b)	118	31,338
	Comcast Corp. - Class A (b)	1,652	56,119
			87,457

Metals & Mining - 0.6%
	Freeport-McMoRan, Inc. (b)	2,950	130,980
	Newmont Corp. (b)	3,186	237,038
			368,018

Multi-Utilities - 0.2%
	Consolidated Edison, Inc. (b)	1,534	150,685

Oil, Gas & Consumable Fuels - 2.5%
	Chevron Corp. (b)	1,180	189,508
	ConocoPhillips (b)	2,478	245,248
	EOG Resources, Inc. (b)	1,180	147,288
	Exxon Mobil Corp. (b)	6,254	714,770
	Kinder Morgan, Inc. (b)	4,484	120,978
	Williams Cos., Inc. (b)	2,596	150,256
			1,568,048

Pharmaceuticals - 3.1%
	Bristol-Myers Squibb Co. (b)	3,540	167,017
	Eli Lilly & Co. (b)	590	432,222
	Johnson & Johnson (b)	3,837	679,801
	Merck & Co., Inc. (b)	4,838	406,973
	Pfizer, Inc. (b)	10,622	263,001
			1,949,014

Professional Services - 0.6%
	Automatic Data Processing, Inc. (b)	708	215,267
	Verisk Analytics, Inc. (b)	472	126,553
			341,820

Real Estate - 1.3%
	American Tower Corp. (b)	826	168,380
	Equinix, Inc. (b)	236	185,541
	Public Storage (b)	406	119,604
	Realty Income Corp. (b)	2,242	131,740
	Welltower, Inc. (b)	1,416	238,284
			843,549

Real Estate Management & Development - 0.3%
	CBRE Group, Inc. - Class A (a)(b)	944	153,041

Semiconductors & Semiconductor Equipment - 13.9%
	Advanced Micro Devices, Inc. (a)(b)	2,006	326,236
	Analog Devices, Inc. (b)	590	148,273
	Applied Materials, Inc. (b)	1,416	227,636
	Broadcom, Inc. (b)	7,844	2,332,727
	KLA Corp. (b)	236	205,792
	Lam Research Corp. (b)	2,124	212,719
	Micron Technology, Inc. (b)	2,124	252,777
	NVIDIA Corp. (b)	26,633	4,638,936
	QUALCOMM, Inc. (b)	1,652	265,526
	Texas Instruments, Inc. (b)	826	167,248
			8,777,870

Software - 11.3%
	Adobe, Inc. (a)(b)	708	252,544
	Autodesk, Inc. (a)(b)	590	185,673
	Fortinet, Inc. (a)(b)	1,534	120,833
	Intuit, Inc. (b)	590	393,530
	Microsoft Corp. (b)	8,026	4,066,694
	Oracle Corp. (b)	3,186	720,450
	Palantir Technologies, Inc. - Class A (a)(b)	4,548	712,717
	Roper Technologies, Inc. (b)	272	143,156
	Salesforce, Inc. (b)	1,180	302,375
	ServiceNow, Inc. (a)(b)	236	216,521
			7,114,493

Specialty Retail - 3.4%
	AutoZone, Inc. (a)(b)	118	495,426
	Home Depot, Inc. (b)	1,888	767,982
	O'Reilly Automotive, Inc. (a)(b)	3,776	391,496
	TJX Cos., Inc. (b)	3,422	467,479
			2,122,383

Technology Hardware, Storage & Peripherals - 3.3%
	Apple, Inc. (b)	8,970	2,082,296

Tobacco - 1.2%
	Altria Group, Inc. (b)	3,068	206,200
	Philip Morris International, Inc. (b)	3,186	532,476
			738,676

Wireless Telecommunication Services - 0.2%
	T-Mobile US, Inc. (b)	590	148,674
TOTAL COMMON STOCKS (Cost $61,893,184)			62,912,757

PURCHASED OPTIONS - 0.1%(a)	Notional Amount	Contracts	Value
	Put Options - 0.1%		$–
	SPDR S&P 500 ETF Trust (c)(d)(g)
Expiration: 09/09/2025; Exercise Price: $628.68	$10,643,325	165	15,147
Expiration: 09/23/2025; Exercise Price: $630.84	10,514,315	163	66,780
TOTAL PURCHASED OPTIONS (Cost $133,393)			81,927

SHORT-TERM INVESTMENTS
	MONEY MARKET FUNDS - 0.2%	Shares	Value
	First American Government Obligations Fund - Class X, 4.22%(e)	125,617	125,617
TOTAL MONEY MARKET FUNDS (Cost $125,617)			125,617

TOTAL INVESTMENTS - 100.0% (Cost $62,152,194)			63,120,301
Other Assets in Excess of Liabilities - 0.0% (f)			12,320
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$63,132,621
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2025 is $1,057,406.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	The rate shown represents the 7-day annualized yield as of August 31, 2025.
(f) (g)	Represents less than 0.05% of net assets. Held in connection with written option contracts. See Schedule of Written Options for further information.

Horizon Core Equity ETF
Schedule of Written Options
August 31, 2025 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Put Options - (0.2)%
SPDR S&P 500 ETF Trust (a)(b)
Expiration: 09/09/2025; Exercise Price: $639.41	$(10,643,325)	(165)	$(41,209)
Expiration: 09/23/2025; Exercise Price: $642.06	(10,514,315)	(163)	(111,231)
TOTAL WRITTEN OPTIONS (Premiums received $212,803)			$(152,440)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Horizon Core Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$62,912,757	$–	$–	$62,912,757
Purchased Options	–	81,927	–	81,927
Money Market Funds	125,617	–	–	125,617
Total Investments	$63,038,374	$81,927	$–	$63,120,301

Liabilities:
Investments:
Written Options	$–	$(152,440)	$–	$(152,440)
Total Investments	$–	$(152,440)	$–	$(152,440)

Refer to the Schedule of Investments for further disaggregation of investment categories.